SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS - Parentheticals (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2018
Ordinary shares, shares issued	203,510,681	195,191,000		162,672,800
Ordinary shares, shares outstanding	203,510,681	195,191,000	195,191,000	162,672,800
Class A ordinary shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,600,000,000	4,600,000,000
Ordinary shares, shares issued	142,348,281	128,228,600
Ordinary shares, shares outstanding	142,348,281	128,228,600	128,228,600
Class B ordinary shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	61,162,400	66,962,400
Ordinary shares, shares outstanding	61,162,400	66,962,400	66,962,400
Parent Company | Reportable legal entities | Class A ordinary shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,600,000,000	4,600,000,000
Ordinary shares, shares issued	142,348,281	128,228,600
Ordinary shares, shares outstanding	142,348,281	128,228,600
Parent Company | Reportable legal entities | Class B ordinary shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	61,162,400	66,962,400
Ordinary shares, shares outstanding	61,162,400	66,962,400